UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

The Hartford Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 3.4%
268	Harley-Davidson, Inc.	$11,646
397	Johnson Controls, Inc.	14,659
		26,305
	Capital Goods - 8.7%
184	AMETEK, Inc.	7,820
85	Caterpillar, Inc.	8,439
110	Cummins, Inc.	11,541
161	Eaton Corp.	7,704
139	Illinois Tool Works, Inc.	6,934
112	Joy Global, Inc.	10,485
238	PACCAR, Inc.	10,179
28	Precision Castparts Corp.	4,552
		67,654
	Consumer Durables & Apparel - 5.2%
190	Coach, Inc.	12,279
86	Fossil, Inc. ●	10,825
66	Lululemon Athletica, Inc. ●	3,985
98	Polo Ralph Lauren Corp.	13,215
		40,304
	Consumer Services - 3.2%
173	Las Vegas Sands Corp. ●	8,141
645	MGM Resorts International ●	9,740
170	Starbucks Corp.	6,816
		24,697
	Diversified Financials - 3.7%
84	American Express Co.	4,204
208	Ameriprise Financial, Inc.	11,250
72	BlackRock, Inc.	12,924
15	LPL Investment Holdings, Inc. ●	492
		28,870
	Energy - 9.6%
155	Anadarko Petroleum Corp.	12,758
186	Consol Energy, Inc.	9,955
167	ENSCO International plc	8,898
109	EOG Resources, Inc.	11,087
142	National Oilwell Varco, Inc.	11,434
39	Occidental Petroleum Corp.	3,847
182	Schlumberger Ltd.	16,485
		74,464
	Food, Beverage & Tobacco - 4.4%
327	Green Mountain Coffee Roasters, Inc. ●	33,963

	Health Care Equipment & Services - 2.8%
129	Covidien plc	6,531
111	Edwards Lifesciences Corp. ●	7,939
373	Hologic, Inc. ●	6,920
		21,390
	Materials - 5.3%
133	Freeport-McMoRan Copper & Gold, Inc.	7,043
182	Monsanto Co.	13,373
116	Mosaic Co.	8,236
98	Rio Tinto plc ADR	6,977
44	Walter Energy, Inc.	5,418
		41,047
	Media - 3.6%
780	News Corp. Class A	12,489
2,898	Sirius XM Radio, Inc. w/ Rights ●	6,116
248	Walt Disney Co.	9,579
		28,184
	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
299	Agilent Technologies, Inc. ●	12,600

	Retailing - 4.8%
158	Abercrombie & Fitch Co. Class A	11,529
22	Amazon.com, Inc. ●	4,891
18	Netflix, Inc. ●	4,740
30	Priceline.com, Inc. ●	15,909
		37,069
	Semiconductors & Semiconductor Equipment - 8.5%
665	Altera Corp.	27,167
308	Analog Devices, Inc.	10,609
349	Broadcom Corp. Class A	12,952
263	Skyworks Solutions, Inc. ●	6,659
271	Texas Instruments, Inc.	8,066
		65,453
	Software & Services - 16.7%
65	Accenture plc	3,861
120	Alliance Data Systems Corp. ●	11,829
234	BMC Software, Inc. ●	10,131
259	Citrix Systems, Inc. ●	18,644
114	Cognizant Technology Solutions Corp. ●	7,937
824	eBay, Inc. ●	26,981
7	Google, Inc. ●	3,996
808	Oracle Corp.	24,709
138	Rovi Corp. ●	7,312
28	Salesforce.com, Inc. ●	4,017
188	VeriSign, Inc.	5,868
43	VMware, Inc. ●	4,308
		129,593
	Technology Hardware & Equipment - 16.1%
110	Acme Packet, Inc. ●	6,499
125	Apple, Inc. ●	48,646
70	Dolby Laboratories, Inc. Class A ●	2,966
818	EMC Corp. ●	21,341
68	F5 Networks, Inc. ●	6,383
511	Juniper Networks, Inc. ●	11,959
218	NetApp, Inc. ●	10,351
295	Qualcomm, Inc.	16,175
		124,320
	Transportation - 1.0%
45	C.H. Robinson Worldwide, Inc.	3,267
100	J.B. Hunt Transport Services, Inc.	4,512
		7,779
	Total common stocks
	(cost $585,279)	$763,692

	Total long-term investments (cost $585,279)	$763,692

1

The Hartford Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $396, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $404)
$396	0.18%, 7/29/2011		$396
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $705, collateralized by FHLMC 0.14%, 2013, value of $719)
705	0.18%, 7/29/2011		705

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $3,982,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $4,062)

3,982	0.20%, 7/29/2011		3,982
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $10,151, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $10,354)
10,151	0.20%, 7/29/2011		10,151
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $31, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $32)
31	0.14%, 7/29/2011		31
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $825, collateralized by FHLMC 4.00%, 2025, value of $841)
825	0.20%, 7/29/2011		825
			16,090
	Total short-term investments
	(cost $16,090)		$16,090

	Total investments
	(cost $601,369) ▲	100.7%	$779,782
	Other assets and liabilities	(0.7)%	(5,164)
	Total net assets	100.0%	$774,618

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.6% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $608,143 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$191,137
Unrealized Depreciation	(19,498)
Net Unrealized Appreciation	$171,639

2

The Hartford Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$763,692	$763,692	$–	$–
Short-Term Investments	16,090	–	16,090	–
Total	$779,782	$763,692	$16,090	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.3%
	Automobiles & Components - 2.1%
86	Hyundai Motor Co., Ltd.	$19,226
679	Johnson Controls, Inc.	25,071
		44,297
	Capital Goods - 6.0%
311	FLSmidth & Co. A/S	24,112
245	Fluor Corp.	15,558
638	Foster Wheeler AG ●	17,276
398	Navistar International Corp. ●	20,427
660	Owens Corning, Inc. ●	23,479
970	Textron, Inc.	22,429
		123,281
	Commercial & Professional Services - 0.7%
298	Manpower, Inc.	15,030

	Consumer Durables & Apparel - 2.3%
341	Coach, Inc.	22,002
791	Jarden Corp.	24,501
		46,503
	Consumer Services - 4.3%
–	Diamond Resorts LLC ⌂†	15,605
637	Marriott International, Inc. Class A	20,686
1,555	MGM Resorts International ●	23,496
388	Weight Watchers International, Inc.	29,929
		89,716
	Diversified Financials - 1.5%
86	BlackRock, Inc.	15,365
944	Justice Holdings Ltd. ●	15,186
		30,551
	Energy - 13.1%
477	Alpha Natural Resources, Inc. ●	20,373
291	Anadarko Petroleum Corp.	24,033
123	Apache Corp.	15,230
1,132	Bumi plc ●	20,812
700	Chesapeake Energy Corp.	24,055
399	Consol Energy, Inc.	21,381
161	EOG Resources, Inc.	16,453
1,592	OAO Gazprom Class S ADR	22,907
207	Occidental Petroleum Corp.	20,363
311	Peabody Energy Corp.	17,890
709	Petroleo Brasileiro S.A. ADR	24,078
250	Pioneer Natural Resources Co.	23,247
1,248	Vallares ●	21,300
		272,122
	Food & Staples Retailing - 0.8%
251	Whole Foods Market, Inc.	16,765

	Food, Beverage & Tobacco - 3.8%
757	Green Mountain Coffee Roasters, Inc. ●	78,658

	Health Care Equipment & Services - 9.8%
420	Aetna, Inc.	17,426
522	Cardinal Health, Inc.	22,821
381	CIGNA Corp.	18,952
561	Edwards Lifesciences Corp. ●	40,042
553	Express Scripts, Inc. ●	30,006
1,408	Hologic, Inc. ●	26,141
9	Intuitive Surgical, Inc. ●	3,565
269	McKesson Corp.	21,837
464	UnitedHealth Group, Inc.	23,018
		203,808
	Materials - 5.3%
187	Anglo American plc	8,866
585	Ball Corp.	22,702
2,620	Glencore International plc ●	20,458
392	Mosaic Co.	27,743
1,875	Sino Forest Corp. Class A ●	14,323
538	Vedanta Resources plc	15,543
		109,635
	Media - 2.5%
10,039	Sirius XM Radio, Inc. w/ Rights ●	21,183
794	Walt Disney Co.	30,645
		51,828
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
584	Agilent Technologies, Inc. ●	24,617
361	Amylin Pharmaceuticals, Inc. ●	4,296
427	Auxilium Pharmaceuticals, Inc. ●	8,010
151	Biogen Idec, Inc. ●	15,331
425	Celgene Corp. ●	25,226
432	Elan Corp. plc ADR ●	4,775
509	Gilead Sciences, Inc. ●	21,574
779	Pharmaceutical Product Development, Inc.	22,471
242	Waters Corp. ●	21,278
		147,578
	Retailing - 7.7%
352	Abercrombie & Fitch Co. Class A	25,738
129	Amazon.com, Inc. ●	28,772
205	Dufry Group	24,212
99	Netflix, Inc. ●	26,289
46	Priceline.com, Inc. ●	24,915
400	Ross Stores, Inc.	30,316
		160,242
	Semiconductors & Semiconductor Equipment - 4.5%
239	Avago Technologies Ltd.	8,041
604	Broadcom Corp. Class A	22,394
557	Cree, Inc. ●	18,306
586	NXP Semiconductors N.V. ●	11,597
1,298	Skyworks Solutions, Inc. ●	32,845
		93,183
	Software & Services - 11.8%
396	Automatic Data Processing, Inc.	20,405
283	Citrix Systems, Inc. ●	20,402
1,037	eBay, Inc. ●	33,968
56	Google, Inc. ●	33,626
1,971	Oracle Corp.	60,265
455	Teradata Corp. ●	25,001
929	Tibco Software, Inc. ●	24,189
1,395	Western Union Co.	27,069
		244,925
	Technology Hardware & Equipment - 10.5%
315	Acme Packet, Inc. ●	18,554
326	Apple, Inc. ●	127,343
1,717	EMC Corp. ●	44,791
188	F5 Networks, Inc. ●	17,612
36	High Technology Computer Corp.	1,072

1

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.3% - (continued)
	Technology Hardware & Equipment - 10.5% - (continued)
2,081	Hughes Telematics, Inc. ●	$9,033
		218,405
	Telecommunication Services - 0.7%
940	MetroPCS Communications, Inc. ●	15,300

	Transportation - 0.8%
193	FedEx Corp.	16,785

	Total common stocks
	(cost $1,766,177)	$1,978,612

	Total long-term investments (cost $1,766,177)	$1,978,612

SHORT-TERM INVESTMENTS - 4.3%
	Repurchase Agreements - 4.3%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $2,206,
collateralized by FHLMC 4.50%, 2040,
FNMA 3.12% - 6.00%, 2019 - 2047, value
of $2,250)

$2,206	0.18%, 7/29/2011	$2,206
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $3,929, collateralized by FHLMC 0.14%, 2013, value of $4,007)
3,929	0.18%, 7/29/2011	3,929

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $22,182,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019
- 2047, value of $22,625)

22,181	0.20%, 7/29/2011	22,181
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $56,542, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $57,672)
56,541	0.20%, 7/29/2011	56,541
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $174, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $177)
174	0.14%, 7/29/2011	174
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $4,593, collateralized by FHLMC 4.00%, 2025, value of $4,685)
4,593	0.20%, 7/29/2011		4,593
			89,624
	Total short-term investments
	(cost $89,624)		$89,624

	Total investments
	(cost $1,855,801) ▲	99.6%	$2,068,236
	Other assets and liabilities	0.4%	8,258
	Total net assets	100.0%	$2,076,494

2

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.4% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $1,860,196 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$298,892
Unrealized Depreciation	(90,852)
Net Unrealized Appreciation	$208,040

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $15,605, which represents 0.75% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	$ 17,340

The aggregate value of these securities at July 31, 2011, was $15,605, which represents 0.75% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Banc of America Securities	Sell	$2,081	$2,060	08/01/2011	$(21)
Japanese Yen	Banc of America Securities	Sell	1,902	1,882	08/02/2011	(20)
						$(41)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Growth Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,978,612	$1,894,188	$68,819	$15,605
Short-Term Investments	89,624	–	89,624	–
Total	$2,068,236	$1,894,188	$158,443	$15,605
Liabilities:
Foreign Currency Contracts *	41	–	41	–
Total	$41	$–	$41	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3*	Balance as of July 31, 2011
Assets:
Common Stocks	$1,588	$—	$(1,735	)†	$—	$17,340	$—	$—	$(1,588)	$15,605
Total	$1,588	$—	$(1,735)		$—	$17,340	$—	$—	$(1,588)	$15,605

*
Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
    3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $(1,735).

4

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6%
	Alabama - 0.9%
	Huntsville, AL, GO (Prerefunded with State & Local Gov't Securities)
$1,855	5.25%, 05/01/2022 ‡	$1,963

	Alaska - 0.5%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033	397
	Anchorage, AK, GO
610	5.25%, 08/01/2028	664
		1,061
	Arizona - 3.5%
	Arizona Sundance Community Facilities Dist, Special Assess Rev #2
325	7.13%, 07/01/2027 ■	306
	Arizona Water Infrastructure FA Rev
1,500	5.00%, 10/01/2030	1,601
	Estrella Mountain, AZ, Ranch Community GO
265	6.20%, 07/15/2032	242
	Phoenix Arizona Civic Improvement Corp
2,000	5.00%, 07/01/2040	1,926
	Salt River Proj Arizona Agricultural
3,000	5.00%, 01/01/2034	3,115
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	203
		7,393
	California - 19.8%
	Burbank, CA, FA Rev South San Fernando Redev Proj
350	5.50%, 12/01/2023	328
	California Educational Facilities Auth, Pitzer College
630	5.00%, 04/01/2030	627
	California Health Facilities FA Rev, Stanford Hospital
1,000	5.50%, 11/15/2040	1,025
	California Health Facilities FA, Catholic Healthcare West
250	5.25%, 07/01/2023	265
	California Health Facilities FA, Sutter Health
1,110	5.88%, 08/15/2031	1,187
	California Public Works Board, Dept of Health Services Richmond Lab
300	5.00%, 11/01/2030	293
	California Public Works Board, Dept of Mental Health Patton
200	5.38%, 04/01/2028	201
	California State Dept of Water Resource Supply Rev
2,500	5.00%, 05/01/2019 - 05/01/2022	2,903
	California State GO
3,515	6.50%, 04/01/2033	3,983
	California State Public Works Board, Correctional Facilities Improvement
500	6.00%, 03/01/2035	515
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	185
2,000	6.25%, 04/01/2034	2,097
	California State Public Works Board, Various Capital Projects
1,000	6.38%, 11/01/2034	1,063
	California Statewide Community DA, CHF-Irvine, LLC
700	5.75%, 05/15/2032	675
	California Statewide Community DA, Thomas Jefferson School of Law
500	7.25%, 10/01/2032 ■	513
	California Statewide Community DA, Windrush School
250	0.00%, 07/01/2037 ⌂●	171
	Chula Vista, CA, IDR Daily San Diego Gas
300	5.30%, 07/01/2021	317
	Contra Costa County, CA, Public FA Tax Allocation
70	5.63%, 08/01/2033	60
	El Dorado County, CA, Irrigation Dist
300	5.38%, 08/01/2024	322
	Fontana, CA, Redev Agency Tax Allocation Ref, Jurupa Hills Redev Proj
400	5.50%, 10/01/2027	374
	Huntington Park, CA, Public FA Rev Ref
400	5.25%, 09/01/2019	436
	Imperial Irrigation Dist Elec Rev
1,175	5.25%, 11/01/2031	1,222
	Indio, CA, Public Improvement Act Special Assessment #2002-3 GO
95	6.35%, 09/02/2027	95
	Kern County, CA, Tobacco Securitization Agency
860	6.00%, 06/01/2029	823
	Lake Tahoe USD
8,000	6.38%, 08/01/2045 ○‡	1,757
	Los Alamitos, CA, University GO
500	5.50%, 08/01/2033	526
	Los Angeles Wastewater System Rev
2,000	5.00%, 06/01/2022	2,205
	Madera, CA, Redev Agency Tax Rev
750	5.25%, 09/01/2030	637
	Modesto, CA, Irrigation Dist
500	5.50%, 07/01/2035	501
	Morongo Band of Mission Indians Enterprise Rev
1,655	6.50%, 03/01/2028 ■	1,568
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	523
	Port of Oakland, CA, Transportation FA
2,540	5.75%, 11/01/2022	2,542
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	574
	San Diego, CA, Public Fac FA Water Rev
1,500	5.25%, 08/01/2038	1,540
	San Diego, CA, Redev Agency Tax Allocation, North Park Redev Proj
175	5.30%, 09/01/2016	175
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	193

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% - (continued)
	California - 19.8% - (continued)
	San Francisco City & County Airports Commission
$1,000	5.00%, 05/01/2040	$970
	San Francisco City & County, CA, Redev Agency
1,120	6.50%, 08/01/2032	1,139
	Santa Cruz County, CA, Redev Agency
665	6.63%, 09/01/2029	690
	Southern California Public Power Auth
500	5.00%, 07/01/2023	537
	Temecula, CA, Redev Agency Tax Allocation Rev
250	5.63%, 12/15/2038	196
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,632
	Tuolumne Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,084
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,342
	Washington Township, CA, Health Care Dist Rev
500	5.00%, 07/01/2037	445
1,000	6.00%, 07/01/2029	1,043
		41,499
	Colorado - 1.6%
	Adams County, CO, Certificates of Participation Correctional Facilities Improvement
1,000	5.13%, 12/01/2029	1,031
	Reata, CO, North Metro Dist GO
1,000	5.50%, 12/01/2032 ⌂■	680
	Regional Transportation Dist
1,000	6.00%, 01/15/2034	1,010
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	670
		3,391
	Delaware - 0.9%
	Delaware Transportation Auth
1,180	5.00%, 07/01/2025	1,300
	New Castle County, DE, DA GO
500	5.00%, 07/15/2033	529
		1,829
	District of Columbia - 3.2%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034	3,174
	Washington, DC, Metropolitan Airport Auth
2,500	5.50%, 10/01/2027	2,524
	Washington, DC, Metropolitan Area Transit
1,000	5.13%, 07/01/2032	1,045
		6,743
	Florida - 5.6%
	Clearwater Water and Sewer Rev
2,500	5.25%, 12/01/2039	2,587
	Colonial Country Club Community Development Dist, Capital Improvement Rev
455	6.40%, 05/01/2033	456
	Florida Village Community Development
860	6.50%, 05/01/2033	879
	Florida Village Community Development Dist No 8
1,090	6.38%, 05/01/2038	1,111
	Jacksonville, FL, Econ Development Community Health Care Fac
2,000	6.25%, 09/01/2027	1,990
	Miami-Dade County, FL, Educational Facilities Auth
2,000	5.75%, 04/01/2028	2,082
	River Bend Community Development Dist, Capital Improvement Rev
880	0.00%, 11/01/2015 ⌂●	352
	Tampa Bay Water Regional Water Supply Auth
2,000	5.00%, 10/01/2019 ☼	2,331
		11,788
	Georgia - 4.6%
	Atlanta Airport Passenger Facilities Charge Rev
2,000	5.00%, 01/01/2023	2,155
	Atlanta Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,725
	Dekalb, Newton & Gwinett County, GA, Joint Development Proj
1,000	6.00%, 07/01/2034	1,074
	Fulton County, GA, School Dist GO
1,105	5.38%, 01/01/2018	1,329
	Fulton County, GA, Water & Sewer Rev FGIC Part (Prerefunded with State & Local Gov't Securities)
1,160	6.38%, 01/01/2014	1,249
	Georgia Municipal Electric Auth, Power Rev
945	6.50%, 01/01/2017	1,100
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
55	6.50%, 01/01/2017	64
	Marietta, GA, DA Life University Inc Proj
1,000	7.00%, 06/15/2030 ╦	969
		9,665
	Idaho - 0.8%
	Idaho Board Bank Auth
1,470	5.63%, 09/15/2026	1,659

	Illinois - 6.4%
	Chicago Ill O'Hare Int'l Airport Revenues
1,000	5.25%, 01/01/2027	1,000
1,000	5.75%, 01/01/2039	1,045
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	5.75%, 03/01/2037 ⌂	857
	Huntley, IL, Special Service Area #9
1,500	5.10%, 03/01/2028	1,533
	Illinois Education Facilities Auth, Augustana College, Ser A
1,000	5.70%, 10/01/2032	1,001
	Illinois FA Rev, Roosevelt University Proj
2,000	5.75%, 04/01/2024	2,086
	Round Lake, IL, Special Tax Rev
945	4.70%, 03/01/2033	835

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% - (continued)
	Illinois - 6.4% - (continued)
	Round Lake, IL, Special Tax Rev (Prerefunded with State & Local Gov't Securities)
$484	6.70%, 03/01/2033	$533
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	541
	State of Illinois
2,000	5.25%, 01/01/2021	2,167
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
1,000	6.63%, 03/01/2033	931
	Yorkville, IL, United City Special Service Area Tax Raintree Village Proj
917	6.88%, 03/01/2033	915
		13,444
	Indiana - 1.8%
	Indiana FA, Deaconess Hospital Rev
2,000	6.75%, 03/01/2035	2,072
	Indiana Municipal Power Agency
500	5.75%, 01/01/2034	511
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,146
		3,729
	Louisiana - 1.9%
	Louisiana Public Facilities Auth, Franciscan Missionaries
2,500	6.75%, 07/01/2039	2,703
	Louisiana Public Facilities Auth, Oschner Clinic Foundation Proj (Prerefunded with US Gov't Securities)
500	5.50%, 05/15/2027	587
	Louisiana Public Facilities Auth, Susla Fac, Inc
1,000	5.75%, 07/01/2039 ⌂■	726
		4,016
	Maryland - 0.5%
	Baltimore MD Proj Rev
1,000	5.00%, 07/01/2041	1,041

	Michigan - 3.0%
	Detroit, MI, Water Supply System Ref Rev FGIC
1,750	6.50%, 07/01/2015	1,961
	Grand Valley State University
1,500	5.50%, 12/01/2027	1,593
	Michigan Hospital FA, Rev Ref Henry Ford Health System (Prerefunded with State & Local Gov't Securities)
500	5.63%, 03/01/2017	541
	Michigan Public Educational FA Rev, Limited Obligation Landmark Academy
695	7.00%, 12/01/2039	659
	Michigan State Strategic Fund
1,500	5.25%, 10/15/2031	1,518
		6,272
	Minnesota - 2.9%
	Falcon Heights, MN, Lease Rev
225	6.00%, 11/01/2037	186
	Minneapolis, MN, Parking Assessment GO
250	5.00%, 12/01/2020	262
	Rosemount, MN, ISD #196 GO MBIA
1,950	5.70%, 04/01/2015 ○	1,787
	St Paul, MN, Housing & Redev Auth, Achieve Language Academy
800	6.75%, 12/01/2022	797
	St Paul, MN, Housing & Redev Auth, Hope Community Academy Proj
450	6.25%, 12/01/2019	424
	St Paul, MN, Housing & Redev Auth, Lease Rev
860	6.00%, 12/01/2018	810
	St Paul, MN, PA Lease Rev
500	5.00%, 12/01/2019	519
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,232
		6,017
	Missouri - 1.0%
	Branson Hills, MO, Infrastructure Fac
650	5.50%, 04/01/2027	511
	Lees Summit, MO, IDA Kensington Farms Improvement Proj
1,000	5.75%, 03/01/2029	809
	Stone Canyon, MO, Community Improvement Proj
1,000	5.75%, 04/01/2027	756
		2,076
	Nevada - 0.5%
	Clark County, NV, Airport Rev
1,000	5.75%, 07/01/2042	1,025

	New Jersey - 1.6%
	New Jersey Econ Development Auth Rev
1,000	5.00%, 09/01/2021	1,089
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,145	5.75%, 10/01/2031	2,272
		3,361
	New Mexico - 0.3%
	Cabezon, NM, Public Improvement Dist
565	5.20%, 09/01/2015	542

	New York - 8.3%
	Erie County, NY, IDA Applied Tech Charter School Proj
800	6.75%, 06/01/2025	805
	New York City Municipal Water Fin Auth
1,000	5.00%, 06/15/2032	1,051
	New York Dorm Auth, Fordham University FGIC
80	5.00%, 07/01/2020	81
	New York Dorm Auth, Mount St Mary College
400	5.00%, 07/01/2027	402
	New York Dorm Auth, Upstate Community College
250	5.25%, 07/01/2021	266
	New York Environmental Fac Corp
450	5.00%, 07/15/2026	462

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% - (continued)
	New York - 8.3% - (continued)
	New York Metropolitan Transportation Auth
$450	5.13%, 11/15/2031	$452
3,000	5.25%, 11/15/2023	3,298
	New York State Dormitory Auth, Rev Non St
2,000	5.38%, 03/01/2029	2,113
	New York, NY, GO
750	5.00%, 08/01/2035 ☼	775
1,000	6.25%, 10/15/2028	1,137
	New York, NY, GO (Prerefunded with US Gov't Securities)
45	5.75%, 03/01/2019	49
	New York, NY, IDA American Airlines JFK International Airport AMT
445	7.13%, 08/01/2011	445
1,400	8.00%, 08/01/2012	1,441
	New York, NY, Transitional FA Future Tax Secured (Prerefunded with US Gov't Securities)
450	5.00%, 08/01/2023	472
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
4,475	6.00%, 09/15/2027	3,707
	Westchester County, NY, IDA Continuing Care Retirement, Kendal on Hudson Proj
500	6.38%, 01/01/2024	488
		17,444
	North Carolina - 0.4%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	861

	Ohio - 1.3%
	Cuyahoga, OH, Community College
1,200	5.00%, 08/01/2027	1,266
	Hamilton, OH, School Dist Improvement GO
1,270	6.15%, 12/01/2016	1,535
		2,801
	Oklahoma - 0.5%
	Tulsa Airports Improvement Trust
1,000	5.38%, 06/01/2024	1,032

	Other U.S. Territories - 2.7%
	Guam Government, Limited Obligation Rev Section 30 Ser A
565	5.75%, 12/01/2034	565
	Puerto Rico GO
2,000	6.00%, 07/01/2032	2,050
	Puerto Rico Housing FA
1,000	5.13%, 12/01/2027	1,034
	Puerto Rico Sales Tax Financing
1,500	5.50%, 08/01/2042	1,509
	University Virgin Islands
270	5.13%, 12/01/2022	309
225	5.25%, 12/01/2023 - 12/01/2024	259
		5,726
	Pennsylvania - 2.2%
	Pennsylvania State Higher Educational Facilities Auth Rev
1,000	6.00%, 07/01/2043	976
	Pennsylvania Turnpike Commission, Sub-Ser C
665	6.00%, 06/01/2028	728
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,093
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	782
1,000	6.50%, 04/01/2034	1,034
		4,613
	Rhode Island - 1.1%
	Central Falls, RI, Detention Facility Corp
405	6.75%, 01/15/2013	396
	Rhode Island Tobacco Settlement Financing Corp
2,000	6.25%, 06/01/2042	1,876
		2,272
	South Carolina - 0.6%
	South Carolina State Public Service Auth Rev
1,000	5.00%, 01/01/2019	1,165

	South Dakota - 0.2%
	South Dakota Housing DA
300	6.13%, 05/01/2033	302

	Tennessee - 0.5%
	Johnson City Health & Educational Facilities
1,000	5.50%, 07/01/2031	978

	Texas - 10.6%
	Corpus Christi, TX, ISD GO
1,525	5.00%, 08/15/2026	1,702
	Dallas Fort Worth, TX, International Airport
2,000	6.00%, 11/01/2028 - 11/01/2032	2,001
	Houston, TX, Airport System Rev
1,070	5.50%, 07/01/2034	1,112
	Houston, TX, Utility Systems Rev
2,000	6.00%, 11/15/2036	2,214
	La Vernia, TX, Higher Education
2,000	6.38%, 08/15/2044	2,050
	Lower Colorado River Auth Rev
35	7.25%, 05/15/2037	38
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,440
	Mc Lennan County, TX, Public Fac
1,970	6.63%, 06/01/2035	2,118
	North Texas Tollway Auth Rev
1,000	5.00%, 09/01/2023	1,110
3,000	6.00%, 01/01/2025	3,271
	Tarrant County, TX, Cultural Education Facilities
1,000	6.25%, 11/15/2029	1,104
	Texas Private Activity Surface Transportation, NTE Mobility Partners
2,000	6.88%, 12/31/2039	2,112
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	822
		22,094

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 97.6% - (continued)
	Virginia - 1.4%
	Peninsula, VA, Turn Center Community Dev DA
$695	6.45%, 09/01/2037		$674
	Virginia State Residential Auth
500	5.00%, 11/01/2024		555
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,455	5.50%, 06/01/2026		1,613
			2,842
	Washington - 4.0%
	Port of Seattle Rev
1,000	5.00%, 06/01/2030		1,039
	Washington State Health Care Facilities Auth, Seatle Childrens Hospital
2,500	5.63%, 10/01/2038		2,598
	Washington State Health Care Facilities Auth, VA Mason Medical
2,400	6.13%, 08/15/2037		2,353
	Washington State Projects, FYI Properties Lease Rev
2,285	5.50%, 06/01/2034		2,361
			8,351
	Wisconsin - 1.0%
	Badger Tobacco Asset Securitization Corp of WI (Prerefunded with US Gov't Securities)
1,000	6.38%, 06/01/2032		1,050
	Wisconsin State General Fund
125	5.75%, 05/01/2033		136
865	6.00%, 05/01/2036		940
			2,126
	Wyoming - 1.5%
	Campbell County, WY, Solid Waste Facilities
3,000	5.75%, 07/15/2039		3,061

	Total municipal bonds
	(cost $199,439)		$204,182

	Total long-term investments (cost $199,439)		$204,182

SHORT-TERM INVESTMENTS - 4.3%
	Investment Pools and Funds - 4.3%
8,990	State Street Bank Tax Free Money Market Fund		$8,990

	Total short-term investments
	(cost $8,990)		$8,990

	Total investments
	(cost $208,429) ▲	101.9%	$213,172
	Other assets and liabilities	(1.9)%	(3,947)
	Total net assets	100.0%	$209,225

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $208,429 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,914
Unrealized Depreciation	(5,171)
Net Unrealized Appreciation	$4,743

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $3,793, which represents 1.81% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at July 31, 2011 was $3,100.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2007	$250	California Statewide Community DA, Windrush School, 0.00%, 07/01/2037	$ 250
05/2007	$1,725	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj, 5.75%, 03/01/2037	1,725
07/2007	$1,000	Louisiana Public Facilities Auth, Susla Fac, Inc, 5.75%, 07/01/2039 - 144A	1,005
04/2007	$1,000	Reata, CO, North Metro Dist GO, 5.50%, 12/01/2032 - 144A	1,000
11/2007	$880	River Bend Community Development Dist, Capital Improvement Rev, 0.00%, 11/01/2015	880

The aggregate value of these securities at July 31, 2011, was $2,786, which represents 1.33% of total net assets.

AMT		Alternative Minimum Tax
DA		Development Authority
FA		Finance Authority
FGIC		Financial Guaranty Insurance Company
GO		General Obligations
IDA		Industrial Development Authority Bond
IDR		Industrial Development Revenue Bond
ISD		Independent School District
MBIA		Municipal Bond Insurance Association
PA		Port Authority
USD		United School District

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2011

Counterparty*	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Barclay Investment, Inc.	2.45% Fixed	CPURNSA 219.25	$5,500	03/03/16	$–	$69	$69
Barclay Investment, Inc.	2.46% Fixed	CPURNSA 219.45	3,500	03/09/13	–	20	20
Barclay Investment, Inc.	2.53% Fixed	CPURNSA 219.45	4,000	03/09/12	–	39	39
Barclay Investment, Inc.	2.65% Fixed	CPURNSA 219.28	10,500	03/04/18	–	92	92
Barclay Investment, Inc.	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	101	101
Barclay Investment, Inc.	2.98% Fixed	CPURNSA 219.41	5,750	03/08/26	–	26	26
Barclay Investment, Inc.	3.00% Fixed	CPURNSA 221.13	3,100	04/26/31	–	10	10
Barclay Investment, Inc.	3.04% Fixed	CPURNSA 219.41	5,000	03/08/31	–	10	10
JP Morgan Securities	2.34% Fixed	CPURNSA 219.28	3,600	03/04/14	–	37	37
JP Morgan Securities	2.45% Fixed	CPURNSA 219.25	5,500	03/03/16	–	69	69
JP Morgan Securities	2.46% Fixed	CPURNSA 219.45	3,500	03/09/13	–	20	20
JP Morgan Securities	2.53% Fixed	CPURNSA 219.45	4,000	03/09/12	–	39	39
JP Morgan Securities	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	101	101
JP Morgan Securities	2.91% Fixed	CPURNSA 220.66	10,000	04/13/21	–	(63)	(63)
JP Morgan Securities	2.97% Fixed	CPURNSA 220.69	6,800	04/14/26	–	15	15
JP Morgan Securities	2.98% Fixed	CPURNSA 219.28	2,000	03/04/36	–	35	35
JP Morgan Securities	3.05% Fixed	CPURNSA 219.38	875	03/04/41	–	6	6
UBS Securities LLC	2.34% Fixed	CPURNSA 219.28	7,200	03/04/14	–	74	74
UBS Securities LLC	2.65% Fixed	CPURNSA 219.28	5,250	03/04/18	–	46	46
UBS Securities LLC	2.71% Fixed	CPURNSA 220.66	4,600	04/13/16	–	(32)	(32)
UBS Securities LLC	2.75% Fixed	CPURNSA 219.25	7,000	03/03/21	–	101	101
UBS Securities LLC	2.79% Fixed	CPURNSA 220.66	7,800	04/13/18	–	(50)	(50)
UBS Securities LLC	2.95% Fixed	CPURNSA 219.38	5,750	03/04/26	–	55	55
UBS Securities LLC	2.98% Fixed	CPURNSA 219.28	2,000	03/04/36	–	35	35
UBS Securities LLC	3.04% Fixed	CPURNSA 219.38	875	03/04/41	–	7	7
							$862

*	Each counterparty has pledged securities, on behalf of the Fund, totaling an amount of $1,031 as collateral for swap contracts.

The Hartford Municipal Real Return Fund (formerly The Hartford Tax-Free National Fund)
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2011
Industry	Percentage of Net Assets
Airport Revenues	8.5%
General Obligations	13.2
Health Care/Services	12.1
Higher Education (Univ., Dorms, etc.)	14.3
Housing (HFA'S, etc.)	0.6
Miscellaneous	8.3
Prerefunded	5.8
Special Tax Assessment	5.2
Tax Allocation	3.6
Transportation	8.1
Utilities - Electric	7.0
Utilities - Gas	0.2
Utilities - Water and Sewer	10.7
Short-Term Investments	4.3
Other Assets and Liabilities	(1.9)
Total	100.0%

Distribution by Credit Quality
as of July 31, 2011
Credit Rating *	Percentage of Net Assets
Aaa / AAA	4.4%
Aa / AA	32.4
A	34.7
Baa / BBB	14.1
Ba / BB	0.7
Caa / CCC or Lower	0.7
Unrated	10.6
Cash	4.3
Other Assets & Liabilities	(1.9)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	204,182	–	204,182	–
Short-Term Investments	8,990	8,990	–	–
Total	$213,172	$8,990	$204,182	$–
Interest Rate Swaps *	1,007	–	808	199
Total	$1,007	$–	$808	$199
Liabilities:
Interest Rate Swaps *	145	–	145	–
Total	$145	$–	$145	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Swaps*	$—	$—	†	$199	‡	$—	$—	$—	$—	$—	$199
Total	$—	$—		$199		$—	$—	$—	$—	$—	$199

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
†	The realized gain (loss) earned for swaps during the period ended July 31, 2011 was $82.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $199.

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Automobiles & Components - 1.5%
26	American Axle & Manufacturing Holdings, Inc. ●	$301
81	Amerigon, Inc. ●	1,363
42	Dana Holding Corp. ●	703
17	Federal Mogul Corp. ●	334
60	Tenneco Automotive, Inc. ●	2,401
		5,102
	Banks - 1.7%
132	Boston Private Financial Holdings, Inc.	915
29	Columbia Banking Systems, Inc.	514
3	First Financial Bankshares, Inc.	102
52	Flushing Financial Corp.	639
53	Ocwen Financial Corp. ●	678
22	Signature Bank ●	1,300
19	Southside Bancshares, Inc.	383
26	Walker & Dunlop, Inc. ●	334
21	Wintrust Financial Corp.	701
		5,566
	Capital Goods - 12.3%
40	A.O. Smith Corp.	1,653
27	Aaon, Inc.	606
25	Acuity Brands, Inc.	1,237
5	Alamo Group, Inc.	117
11	Albany International Corp. Class A	295
82	Altra Holdings, Inc. ●	1,831
49	Applied Industrial Technologies, Inc.	1,568
25	AZZ, Inc.	1,271
42	Belden, Inc.	1,540
11	Blount International, Inc. ●	179
14	Briggs & Stratton Corp.	237
58	Ceradyne, Inc. ●	1,889
51	Chart Industries, Inc. ●	2,717
59	Commercial Vehicles Group, Inc. ●	623
15	Cubic Corp.	732
30	Esterline Technologies Corp. ●	2,314
36	Franklin Electric Co., Inc.	1,583
55	Gencorp, Inc. ●	311
98	GrafTech International Ltd. ●	1,882
5	II-VI, Inc. ●	130
7	Kadant, Inc. ●	195
6	Kaydon Corp.	203
24	Lennox International, Inc.	869
13	Lindsay Corp.	804
99	Meritor, Inc. ●	1,339
45	Moog, Inc. Class A ●	1,830
2	Nacco Industries, Inc. Class A	167
5	National Presto Industries, Inc.	488
13	NCI Building Systems, Inc. ●	149
67	Nordson Corp.	3,425
21	Primoris Services Corp.	257
9	SauerDanfoss, Inc. ●	423
44	Sun Hydraulics Corp.	1,260
29	Taser International, Inc. ●	120
32	Teledyne Technologies, Inc. ●	1,715
4	Timken Co.	193
6	Toro Co.	335
16	TransDigm Group, Inc. ●	1,470
8	Trex Co., Inc. ●	177
74	Trimas Corp. ●	1,769
5	Twin Disc, Inc.	205
6	United Rentals, Inc. ●	138
12	Xerium Technologies, Inc. ●	190
		40,436
	Commercial & Professional Services - 2.7%
22	Brink's Co.	653
13	Consolidated Graphics, Inc. ●	650
51	Deluxe Corp.	1,198
20	Heidrick & Struggles International, Inc.	524
92	Higher One Holdings, Inc. ●	1,820
14	Insperity, Inc.	415
8	Intersections, Inc.	150
42	Knoll, Inc.	772
6	SFN Group, Inc. ●	84
68	Sykes Enterprises, Inc. ●	1,318
14	TMS International Corp. ●	167
17	Towers Watson & Co.	1,070
		8,821
	Consumer Durables & Apparel - 2.4%
4	Blyth, Inc.	230
21	Brunswick Corp.	450
23	Cherokee, Inc.	370
2	Deckers Outdoor Corp. ●	194
50	Iconix Brand Group, Inc. ●	1,166
28	Polaris Industries, Inc.	3,300
49	Sealy Corp. ●	108
7	Sturm Ruger & Co., Inc.	197
34	Warnaco Group, Inc. ●	1,827
		7,842
	Consumer Services - 4.3%
6	Ameristar Casinos, Inc.	142
17	Bally Technologies, Inc. ●	686
1	Biglari Holdings, Inc. ●	471
8	Bridgepoint Education, Inc. ●	191
3	Capella Education Co. ●	137
130	Cheesecake Factory, Inc. ●	3,741
3	Coinstar, Inc. ●	137
3	CPI Corp.	29
11	Domino's Pizza, Inc. ●	303
64	Grand Canyon Education, Inc. ●	980
65	K12, Inc. ●	2,098
26	Krispy Kreme Doughnuts, Inc. ●	209
10	Lincoln Educational Services Corp.	179
42	P.F. Chang's China Bistro, Inc.	1,370
13	Papa John's International, Inc. ●	412
17	Sonic Corp. ●	179
15	Sotheby's Holdings	630
117	Texas Roadhouse, Inc.	1,930
17	Town Sports International Holdings, Inc. ●	153
		13,977
	Diversified Financials - 2.1%
22	Advance America Cash Advance Centers, Inc.	154
3	Cash America International, Inc.	173
95	Compass Diversified Holdings	1,427
85	Dollar Financial Corp. ●	1,832
24	Ezcorp, Inc. ●	786
9	First Cash Financial Services, Inc. ●	394

1

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Diversified Financials - 2.1% - (continued)
37	ICG Group, Inc. ●	$407
16	Imperial Holdings, Inc. ●	154
7	Nelnet, Inc.	137
42	Stifel Financial ●	1,588
		7,052
	Energy - 7.2%
26	Alon USA Energy, Inc.	311
40	Berry Petroleum Co.	2,315
26	Cal Dive International, Inc. ●	144
14	Callon Petroleum Corp. ●	95
3	Clayton Williams Energy, Inc. ●	186
12	Cloud Peak Energy, Inc. ●	273
54	Complete Production Services, Inc. ●	2,115
79	CVR Energy, Inc. ●	2,108
15	Golar Ltd.	587
10	Gulf Island Fabrication	353
48	Gulfmark Offshore, Inc. ●	2,328
55	ION Geophysical Corp. ●	558
31	James River Coal Co. ●	595
326	Kodiak Oil & Gas Corp. ●	2,215
18	Matrix Service Co. ●	247
38	Petroleum Development Corp. ●	1,391
85	Rosetta Resources, Inc. ●	4,379
20	RPC, Inc.	466
18	Stone Energy Corp. ●	583
13	TETRA Technologies, Inc. ●	171
183	Vaalco Energy, Inc. ●	1,218
18	W&T Offshore, Inc.	500
51	Warren Resources, Inc. ●	209
9	Western Refining, Inc. ●	174
		23,521
	Food & Staples Retailing - 0.2%
21	Pantry, Inc. ●	367
202	Rite Aid Corp. ●	263
		630
	Food, Beverage & Tobacco - 1.9%
20	B&G Foods, Inc. Class A	381
18	Boston Beer Co., Inc. Class A ●	1,613
18	Cal-Maine Foods, Inc.	619
160	Darling International, Inc. ●	2,699
14	Dole Food Co., Inc. ●	201
14	Omega Protein Corp. ●	164
40	Vector Group Ltd.	697
		6,374
	Health Care Equipment & Services - 7.7%
28	Align Technology, Inc. ●	626
29	Alliance Healthcare Services, Inc. ●	105
13	Amerigroup Corp. ●	689
3	Analogic Corp.	150
80	Angiodynamics, Inc. ●	1,108
6	ArthroCare Corp. ●	182
9	Centene Corp. ●	309
29	Corvel Corp. ●	1,334
45	Cyberonics, Inc. ●	1,213
116	Dexcom, Inc. ●	1,641
31	Dynavox, Inc. ●	206
29	Hanger Orthopedic Group, Inc. ●	599
38	HealthSouth Corp. ●	925
75	Healthspring, Inc. ●	3,057
14	Heartware International, Inc. ●	930
16	Kensey Nash Corp. ●	430
50	Masimo Corp.	1,389
24	Molina Healthcare, Inc. ●	534
3	Orthofix International N.V. ●	122
80	Owens & Minor, Inc.	2,430
9	Providence Service Corp. ●	112
46	U.S. Physical Therapy, Inc.	1,098
34	Volcano Corp. ●	1,060
43	Wellcare Health Plans, Inc. ●	1,885
45	Zoll Medical Corp. ●	3,121
		25,255
	Household & Personal Products - 1.2%
96	Nu Skin Enterprises, Inc. Class A	3,619
9	Revlon, Inc. ●	150
5	Usana Health Sciences, Inc. ●	145
		3,914
	Insurance - 0.8%
14	Allied World Assurance Holdings Ltd.	741
58	Amerisafe, Inc. ●	1,243
18	Amtrust Financial Services	406
6	Tower Group, Inc.	140
		2,530
	Materials - 4.7%
13	Coeur d'Alene Mines Corp. ●	355
17	Ferro Corp. ●	224
53	Georgia Gulf Corp. ●	1,070
93	Hecla Mining Co. ●	723
44	Kraton Performance Polymers ●	1,581
11	Minerals Technologies, Inc.	739
2	Newmarket Corp.	327
22	Noranda Aluminium Holding Corp. ●	301
66	Olin Corp.	1,386
23	Rock Tenn Co. Class A	1,408
12	Rockwood Holdings, Inc. ●	708
7	RTI International Metals, Inc. ●	209
16	Senomyx, Inc. ●	81
99	Silgan Holdings, Inc.	3,839
71	Stillwater Mining Co. ●	1,092
23	TPC Group, Inc. ●	928
33	Verso Paper Corp. ●	83
11	W.R. Grace & Co. ●	530
		15,584
	Media - 1.2%
95	Arbitron, Inc.	3,697
17	Dex One Corp. ●	34
19	Supermedia, Inc. ●	70
		3,801
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
167	Alkermes, Inc. ●	2,879
10	AMAG Pharmaceuticals, Inc. ●	141
127	AVI BioPharma, Inc. ●	187
125	Bruker Corp. ●	2,151
148	Cadence Pharmaceuticals, Inc. ●	1,278
52	Cleveland BioLabs, Inc. ●	157
69	Columbia Laboratories, Inc. ●	198
89	Cubist Pharmaceuticals, Inc. ●	3,017

2

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2% - (continued)
16	Cumberland Pharmaceuticals, Inc. ●	$100
25	DepoMed, Inc. ●	188
29	DUSA Pharmaceuticals, Inc. ●	148
8	Emergent Biosolutions, Inc. ●	159
62	Enzon, Inc. ●	600
119	Exelixis, Inc. ●	916
17	Genomic Health, Inc. ●	446
11	Hi-Technology Pharmacal Co., Inc. ●	297
109	Immunogen, Inc. ●	1,469
26	Impax Laboratories, Inc. ●	549
90	Incyte Corp. ●	1,577
124	Ironwood Pharmaceuticals, Inc. ●	1,848
22	ISTA Pharmaceuticals, Inc. ●	111
13	Jazz Pharmaceuticals, Inc. ●	522
12	Map Pharmaceuticals, Inc. ●	190
142	Medicines Co. ●	2,123
24	Medicis Pharmaceutical Corp. Class A	907
8	Momenta Pharmaceuticals, Inc. ●	143
34	Neurocrine Biosciences, Inc. ●	261
140	NPS Pharmaceuticals, Inc. ●	1,352
22	Obagi Medical Products, Inc. ●	230
62	Onyx Pharmaceuticals, Inc. ●	2,049
4	Par Pharmaceutical Cos., Inc. ●	139
43	PAREXEL International Corp. ●	873
91	PDL Biopharma, Inc.	565
13	Pharmasset, Inc. ●	1,607
22	Questcor Pharmaceuticals ●	675
30	Regeneron Pharmaceuticals, Inc. ●	1,611
143	Rigel Pharmaceuticals, Inc. ●	1,243
78	Salix Pharmaceuticals Ltd. ●	3,013
46	Sciclone Pharmaceuticals, Inc. ●	293
161	Seattle Genetics, Inc. ●	2,740
13	Spectrum Pharmaceuticals, Inc. ●	141
79	SuperGen, Inc. ●	241
36	ViroPharma, Inc. ●	649
		39,983
	Real Estate - 1.1%
1	American Assets Trust, Inc.	24
51	Colonial Properties Trust	1,097
50	Coresite Realty Corp.	834
14	Getty Realty Corp.	323
17	HFF, Inc. ●	261
59	MFA Mortgage Investments, Inc.	440
13	PS Business Parks, Inc.	761
		3,740
	Retailing - 6.4%
16	Ann, Inc. ●	407
6	Blue Nile, Inc. ●	246
23	Cato Corp.	645
49	Children's Place Retail Stores, Inc. ●	2,362
17	Conns, Inc. ●	143
55	Core-Mark Holding Co., Inc. ●	2,059
18	Cost Plus, Inc. ●	164
36	DSW, Inc. ●	1,907
19	Express, Inc.	417
61	GNC Holdings, Inc. ●	1,538
33	Joseph A. Bank Clothiers, Inc. ●	1,683
38	New York & Co., Inc. ●	206
6	Nutri/System, Inc.	94
16	Overstock.com, Inc. ●	198
10	PetMed Express, Inc.	113
32	Pier 1 Imports, Inc. ●	351
40	rue21, Inc. ●	1,328
23	Select Comfort Corp. ●	384
54	Shutterfly, Inc. ●	2,916
13	Systemax, Inc. ●	212
11	The Buckle, Inc.	501
48	Ulta Salon, Cosmetics & Fragrances, Inc. ●	2,994
7	Williams-Sonoma, Inc.	274
		21,142
	Semiconductors & Semiconductor Equipment - 4.6%
35	Amkor Technology, Inc. ●	184
7	Amtech Systems, Inc. ●	127
44	Cymer, Inc. ●	1,925
85	Energy Conversion Devices, Inc. ●	89
20	Entegris, Inc. ●	169
208	GT Solar International, Inc. ●	2,838
182	Integrated Device Technology, Inc. ●	1,247
20	Kulicke and Soffa Industries, Inc. ●	182
42	Lattice Semiconductor Corp. ●	262
241	Mindspeed Technologies, Inc. ●	1,645
100	MIPS Technologies, Inc. Class A ●	719
64	Nanometrics, Inc. ●	1,081
32	OmniVision Technologies, Inc. ●	942
81	ON Semiconductor Corp. ●	706
162	Silicon Image, Inc. ●	931
16	Standard Microsystems Corp. ●	374
25	Tessera Technologies, Inc. ●	391
40	Ultratech Stepper, Inc. ●	1,043
8	Veeco Instruments, Inc. ●	302
		15,157
	Software & Services - 13.6%
26	ACI Worldwide, Inc. ●	956
20	Actuate Corp. ●	122
56	Ancestry.com, Inc. ●	1,980
13	CACI International, Inc. Class A ●	744
81	Commvault Systems, Inc. w/ Rights ●	3,148
69	Constant Contact, Inc. ●	1,312
64	CSG Systems International, Inc. ●	1,132
79	Dice Holdings, Inc. ●	1,088
42	Fortinet, Inc. ●	861
53	Infospace, Inc. ●	508
4	Interactive Intelligence Group ●	137
60	j2 Global Communications, Inc. ●	1,594
43	JDA Software Group, Inc. ●	1,197
128	LivePerson, Inc. ●	1,572
100	Magma Design Automation, Inc. ●	746
9	Mercadolibre, Inc.	707
66	ModusLink Global Solutions, Inc.	275
2	Netscout Systems, Inc. ●	23
50	Opnet Technologies, Inc.	1,730
39	Parametric Technology Corp. ●	819
65	QLIK Technologies, Inc. ●	1,964
62	Quest Software, Inc. ●	1,167
13	Renaissance Learning, Inc.	166

3

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8% - (continued)
	Software & Services - 13.6% - (continued)
44	RightNow Technologies, Inc. ●	$1,487
167	Sapient Corp. ●	2,322
135	Solarwinds, Inc. ●	2,912
48	Solera Holdings, Inc.	2,693
34	Sourcefire, Inc. w/ Rights ●	826
67	SuccessFactors, Inc. ●	1,809
30	Telenav, Inc. ●	303
80	Tibco Software, Inc. ●	2,096
8	Travelzoo, Inc. ●	438
13	Unisys Corp. ●	266
22	United Online, Inc.	128
24	Valueclick, Inc. ●	431
14	Vasco Data Security International ●	135
46	VeriFone Systems, Inc. ●	1,828
6	Websense, Inc. ●	143
52	Wright Express Corp. ●	2,549
41	XO Group, Inc. ●	383
		44,697
	Technology Hardware & Equipment - 4.8%
4	ADTRAN, Inc.	146
15	Arris Group, Inc. ●	175
58	Aruba Networks, Inc. ●	1,329
22	Blue Coat Systems, Inc. ●	449
51	Coherent, Inc. ●	2,463
17	Comtech Telecommunications Corp.	457
33	Cray, Inc. ●	197
12	DDI Corp.	102
9	DG Fastchannel, Inc. ●	246
5	FEI Co. ●	178
34	Interdigital, Inc.	2,328
21	LeCroy Corp. ●	216
83	Oplink Communications, Inc. ●	1,394
60	Plantronics, Inc.	2,048
26	Polycom, Inc. ●	697
42	QLogic Corp. ●	631
14	Riverbed Technology, Inc. ●	393
15	SeaChange International, Inc. ●	143
9	Silicon Graphics International Corp. ●	133
25	Synaptics, Inc. ●	604
46	Universal Display Corp. ●	1,382
		15,711
	Telecommunication Services - 0.7%
16	AboveNet, Inc.	956
19	Cbeyond, Inc. ●	217
50	Cincinnati Bell, Inc. ●	171
11	Leap Wireless International, Inc. ●	143
31	USA Mobility, Inc.	504
42	Vonage Holdings Corp. ●	168
		2,159
	Transportation - 1.1%
33	Avis Budget Group, Inc. ●	502
32	Hawaiian Holdings, Inc. ●	152
31	Marten Transport Ltd.	644
16	Quality Distribution, Inc. ●	187
93	Werner Enterprises, Inc.	2,179
		3,664
	Utilities - 0.4%
38	UniSource Energy Corp.	1,384

	Total common stocks
	(cost $264,031)	$318,042

EXCHANGE TRADED FUNDS - 2.0%
	Other Investment Pools and Funds - 2.0%
74	iShares Russell 2000 Growth Index Fund	$6,706

	Total exchange traded funds
	(cost $6,860)	$6,706

	Total long-term investments (cost $270,891)	$324,748

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $163, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $166)
$163	0.18%, 7/29/2011	$163
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $290, collateralized by FHLMC 0.14%, 2013, value of $296)
290	0.18%, 7/29/2011	290

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $1,636,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%,
2019 - 2047, value of $1,669)

1,636	0.20%, 7/29/2011	1,636
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $4,171, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $4,255)
4,171	0.20%, 7/29/2011	4,171
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $13, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $13)
13	0.14%, 7/29/2011	13

4

The Hartford SmallCap Growth Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Repurchase Agreements - 2.0% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $339, collateralized by FHLMC 4.00%, 2025, value of $346)
$339	0.20%, 7/29/2011		$339
			6,612
	Total short-term investments
	(cost $6,612)		$6,612

	Total investments
	(cost $277,503) ▲	100.8%	$331,360
	Other assets and liabilities	(0.8)%	(2,711)
	Total net assets	100.0%	$328,649

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.2% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $278,868 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$64,026
Unrealized Depreciation	(11,534)
Net Unrealized Appreciation	$52,492

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$318,042	$318,042	$–	$–
Exchange Traded Funds	6,706	6,706	–	–
Short-Term Investments	6,612	–	6,612	–
Total	$331,360	$324,748	$6,612	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Banks - 7.6%
83	Banco Santander Brasil S.A.	$771
159	BB&T Corp.	4,078
253	Wells Fargo & Co.	7,063
		11,912
	Capital Goods - 3.8%
16	General Dynamics Corp.	1,090
18	L-3 Communications Holdings, Inc.	1,384
16	Lockheed Martin Corp.	1,227
18	Moog, Inc. Class A ●	742
41	Pentair, Inc.	1,500
		5,943
	Consumer Durables & Apparel - 0.8%
74	Skechers USA, Inc. Class A ●	1,226

	Consumer Services - 1.4%
25	Apollo Group, Inc. Class A ●	1,251
10	DeVry, Inc.	603
312	Thomas Cook Group plc	334
		2,188
	Diversified Financials - 8.5%
16	Ameriprise Financial, Inc.	849
408	Bank of America Corp.	3,959
12	BlackRock, Inc.	2,052
53	JP Morgan Chase & Co.	2,136
21	Nasdaq OMX Group, Inc. ●	508
25	Oaktree Capital ■●	1,250
53	PHH Corp. ●	985
74	Solar Cayman Ltd. ⌂■●†	7
40	UBS AG	664
55	UBS AG ADR ●	911
		13,321
	Energy - 13.4%
8	Apache Corp.	928
36	Bourbon S.A.	1,486
34	Canadian Natural Resources Ltd. ADR	1,358
30	Chevron Corp.	3,152
69	Cobalt International Energy ●	849
33	Consol Energy, Inc.	1,779
59	Frontline Ltd.	675
–	Inpex Corp.	1,910
75	Lone Pine Resources, Inc. ●	891
52	Noble Corp.	1,928
22	Overseas Shipholding Group, Inc.	533
66	Southwestern Energy Co. ●	2,950
66	Statoilhydro ASA ADR	1,612
99	Tsakos Energy Navigation Ltd.	900
		20,951
	Food, Beverage & Tobacco - 9.8%
109	Archer Daniels Midland Co.	3,311
1,262	China Agri-Industries Holdings	1,421
–	Japan Tobacco, Inc.	1,088
36	Kraft Foods, Inc.	1,245
143	Maple Leaf Foods, Inc. w/ Rights	1,707
84	Molson Coors Brewing Co.	3,789
31	Sanderson Farms, Inc.	1,437
78	Tyson Foods, Inc. Class A	1,377
		15,375
	Health Care Equipment & Services - 3.4%
22	CIGNA Corp.	1,100
32	Covidien plc	1,615
73	Medtronic, Inc.	2,617
		5,332
	Insurance - 11.7%
30	ACE Ltd.	2,018
40	Everest Re Group Ltd.	3,293
135	Fidelity National Financial, Inc.	2,196
34	Platinum Underwriters Holdings Ltd.	1,175
49	Principal Financial Group, Inc.	1,357
41	Reinsurance Group of America, Inc.	2,363
23	StanCorp Financial Group, Inc.	752
24	Swiss Re Ltd.	1,340
157	Unum Group	3,836
		18,330
	Materials - 3.9%
88	CRH plc	1,718
20	HeidelbergCement AG w/ Rights	1,113
55	Methanex Corp. ADR	1,642
37	Owens-Illinois, Inc. ●	850
23	Vulcan Materials Co.	799
		6,122
	Media - 1.3%
39	Comcast Corp. Class A	929
45	Comcast Corp. Special Class A	1,039
		1,968
	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
133	Almirall S.A.	1,270
63	Amgen, Inc. ●	3,441
303	Avanir Pharmaceuticals ●	1,136
19	Gilead Sciences, Inc. ●	817
150	Merck & Co., Inc.	5,130
18	Roche Holding AG	3,301
98	WuXi PharmaTech Cayman, Inc. ●	1,533
		16,628
	Real Estate - 0.6%
23	Plum Creek Timber Co., Inc.	894

	Retailing - 4.1%
55	Kohl's Corp.	2,993
91	Lowe's Co., Inc.	1,966
27	Target Corp.	1,390
		6,349
	Software & Services - 5.5%
96	Booz Allen Hamilton Holding Corp. ●	1,744
88	Microsoft Corp.	2,406
40	Paychex, Inc.	1,140
172	Western Union Co.	3,333
		8,623
	Technology Hardware & Equipment - 5.4%
22	Avnet, Inc. ●	630
138	Cisco Systems, Inc.	2,202
66	Corning, Inc.	1,050
342	Flextronics International Ltd. ●	2,204
38	Harris Corp.	1,527
135	Nokia Corp. ADR	780
		8,393

1

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Telecommunication Services - 0.6%
209	Sprint Nextel Corp. ●	$883

	Transportation - 2.4%
68	Knight Transportation, Inc.	1,076
223	Toll Holdings Ltd.	1,109
24	United Parcel Service, Inc. Class B	1,627
		3,812
	Utilities - 3.0%
35	Entergy Corp.	2,325
96	N.V. Energy, Inc.	1,419
33	PPL Corp.	926
		4,670
	Total common stocks
	(cost $151,291)	$152,920

	Total long-term investments (cost $151,291)	$152,920

SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 1.9%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $72, collateralized by FHLMC 4.50%, 2040, FNMA 3.12% - 6.00%, 2019 - 2047, value of $74)
$72	0.18%, 7/29/2011	$72
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $129, collateralized by FHLMC 0.14%, 2013, value of $131)
128	0.18%, 7/29/2011	128

BNP Paribas Securities Corp. TriParty Joint
Repurchase Agreement (maturing on
08/01/2011 in the amount of $726,
collateralized by FHLMC 3.50% - 6.00%,
2022 - 2041, FNMA 3.50% - 6.00%, 2019 -
2047, value of $740)

726	0.20%, 7/29/2011	726
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $1,850, collateralized by GNMA 3.30% - 7.00%, 2026 - 2051, value of $1,887)
1,850	0.20%, 7/29/2011	1,850
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $6, collateralized by U.S. Treasury Bill 1.13%, 2011, value of $6)
6	0.14%, 7/29/2011	6
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2011 in the amount of $150, collateralized by FHLMC 4.00%, 2025, value of $153)
150	0.20%, 7/29/2011		150
			2,932
	Total short-term investments
	(cost $2,932)		$2,932

	Total investments
	(cost $154,223) ▲	99.7%	$155,852
	Other assets and liabilities	0.3%	537
	Total net assets	100.0%	$156,389

2

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.8% of total net assets at July 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2011, the cost of securities for federal income tax purposes was $155,702 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,010
Unrealized Depreciation	(11,860)
Net Unrealized Appreciation	$150

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at July 31, 2011, was $7, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At July 31, 2011, the aggregate value of these securities was $1,257, which represents 0.80% of total net assets.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	74	Solar Cayman Ltd. - 144A	$ 55

The aggregate value of these securities at July 31, 2011, was $7, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Goldman Sachs	Sell	$1,738	$1,668	09/21/2011	$(70)
						$(70)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Value Opportunities Fund
Schedule of Investments ― (continued)
July 31, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$11,912	$11,912	$–	$–
Capital Goods	5,943	5,943	–	–
Consumer Durables & Apparel	1,226	1,226	–	–
Consumer Services	2,188	1,854	334	–
Diversified Financials	13,321	11,400	664	1,257
Energy	20,951	17,555	3,396	–
Food, Beverage & Tobacco	15,375	12,866	2,509	–
Health Care Equipment & Services	5,332	5,332	–	–
Insurance	18,330	18,330	–	–
Materials	6,122	3,291	2,831	–
Media	1,968	1,968	–	–
Pharmaceuticals, Biotechnology & Life Sciences	16,628	12,057	4,571	–
Real Estate	894	894	–	–
Retailing	6,349	6,349	–	–
Software & Services	8,623	8,623	–	–
Technology Hardware & Equipment	8,393	8,393	–	–
Telecommunication Services	883	883	–	–
Transportation	3,812	2,703	1,109	–
Utilities	4,670	4,670	–	–
Total	152,920	136,249	15,414	1,257
Short-Term Investments	2,932	–	2,932	–
Total	$155,852	$136,249	$18,346	$1,257
Liabilities:
Foreign Currency Contracts*	70	–	70	–
Total	$70	$–	$70	$–

♦	For the nine-month period ended July 31, 2011, there were no significant transfer between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2011
Assets:
Common Stocks	$2,409	$258	$718	*	$—	$—	$(2,128)	$—	$—	$1,257
Total	$2,409	$258	$718		$—	$—	$(2,128)	$—	$—	$1,257

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at July 31, 2011 was $718.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 20, 2011	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 20, 2011	By: /s/ James E. Davey
James E. Davey
Its: President

Date: September 20, 2011	By: /s/ Tamara L Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer